Revenue Recognition - Schedule of disaggregated revenue with unaffiliated customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 21,109	$ 12,093	$ 13,509
North America
Disaggregation of Revenue [Line Items]
Net sales	9,901	1,623	1,719
Europe, MEA and APAC
Disaggregation of Revenue [Line Items]
Net sales	9,556	9,184	10,432
LATAM
Disaggregation of Revenue [Line Items]
Net sales	1,652	1,286	1,358
Paper
Disaggregation of Revenue [Line Items]
Net sales	3,856	1,539	2,194
Paper | North America
Disaggregation of Revenue [Line Items]
Net sales	2,271	106	163
Paper | Europe, MEA and APAC
Disaggregation of Revenue [Line Items]
Net sales	1,468	1,380	1,925
Paper | LATAM
Disaggregation of Revenue [Line Items]
Net sales	117	53	106
Packaging
Disaggregation of Revenue [Line Items]
Net sales	17,253	10,554	11,315
Packaging | North America
Disaggregation of Revenue [Line Items]
Net sales	7,630	1,517	1,556
Packaging | Europe, MEA and APAC
Disaggregation of Revenue [Line Items]
Net sales	8,088	7,804	8,507
Packaging | LATAM
Disaggregation of Revenue [Line Items]
Net sales	$ 1,535	$ 1,233	$ 1,252